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Institutional Shares | Sterling Capital Real Estate Fund

STERLING CAPITAL FUNDS

SUPPLEMENT DATED MARCH 31, 2023

TO THE

INSTITUTIONAL AND CLASS R6 SHARES PROSPECTUS,

DATED FEBRUARY 1, 2023

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional and Class R6 Shares Prospectus, dated February 1, 2023 (the "Prospectus") with respect to the Sterling Capital Real Estate Fund:

Effective March 31, 2023, the Bloomberg US 3000 REIT Index replaced the FTSE NAREIT All Equity REITs Index as the Sterling Capital Real Estate Fund's primary benchmark. The Average Annual Total Returns tables for the Institutional and Class R6 Shares are replaced with the following:

Average Annual Total Returns as of December 31, 2022
Average Annual Total Returns - Institutional Shares - Sterling Capital Real Estate Fund		1 Year	5 Years	10 Years
Institutional Shares	[1]	(26.16%)	4.63%	7.14%
Institutional Shares | After Taxes on Distributions	[1]	(27.66%)	2.83%	5.41%
Institutional Shares | After Taxes on Distributions and Sales	[1]	(14.68%)	3.30%	5.28%
Bloomberg US 3000 REIT Index (reflects no deductions for fees, expenses, or taxes)	[2]	(25.08%)	4.45%
FTSE NAREIT All Equity REITs Index (reflects no deductions for fees, expenses, or taxes)	[3]	(24.95%)	4.43%	7.10%
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)		(18.11%)	9.42%	12.56%
[1]	Performance for the Institutional Shares for periods prior to November 16, 2015 is based on the performance of the shares of the Fund's predecessor, the Stratton Real Estate Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.
[2]	Effective March 31, 2023, the primary benchmark for the Fund changed from the FTSE NAREIT All Equity REITs Index to the Bloomberg US 3000 REIT Index (the "New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.
[3]	Returns for the FTSE NAREIT All Equity REITs Index are included to show how the Fund's performance compared with the returns of all publicly traded REITs that invest predominantly in the equity ownership of real estate and the index is designed to reflect the performance of all publicly traded equity REITs as a whole.

R6 Shares | Sterling Capital Real Estate Fund

STERLING CAPITAL FUNDS

SUPPLEMENT DATED MARCH 31, 2023

TO THE

INSTITUTIONAL AND CLASS R6 SHARES PROSPECTUS,

DATED FEBRUARY 1, 2023

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional and Class R6 Shares Prospectus, dated February 1, 2023 (the “Prospectus”) with respect to the Sterling Capital Real Estate Fund:

Effective March 31, 2023, the Bloomberg US 3000 REIT Index replaced the FTSE NAREIT All Equity REITs Index as the Sterling Capital Real Estate Fund’s primary benchmark. The Average Annual Total Returns tables for the Institutional and Class R6 Shares are replaced with the following:

Average Annual Total Returns as of December 31, 2022
Average Annual Total Returns - R6 Shares - Sterling Capital Real Estate Fund		1 Year	5 Years	10 Years
R6 Shares	[1]	(26.07%)	4.72%	7.19%
R6 Shares | After Taxes on Distributions and Sales	[1]	(14.63%)	3.36%	5.31%
Bloomberg US 3000 REIT Index (reflects no deductions for fees, expenses, or taxes)	[2]	(25.08%)	4.45%
FTSE NAREIT All Equity REITs Index (reflects no deductions for fees, expenses, or taxes)	[3]	(24.95%)	4.43%	7.10%
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)		(18.11%)	9.42%	12.56%
[1]	Performance for Class R6 Shares for periods prior to inception on February 1, 2020 is based on the performance of the Institutional Shares of the Fund. Performance for the Institutional Shares for periods prior to November 16, 2015 is based on the performance of the shares of the Fund's predecessor, the Stratton Real Estate Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.
[2]	Effective March 31, 2023, the primary benchmark for the Fund changed from the FTSE NAREIT All Equity REITs Index to the Bloomberg US 3000 REIT Index (the "New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.
[3]	Returns for the FTSE NAREIT All Equity REITs Index are included to show how the Fund's performance compared with the returns of all publicly traded REITs that invest predominantly in the equity ownership of real estate and the index is designed to reflect the performance of all publicly traded equity REITs as a whole.